Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 1,300	$ 1,095
Defined benefit liability	645	766
Gold and silver certificates	95	126
Brokers' client accounts	3,829	2,366
Derivative collateral payable	4,118	3,660
Other deferred items	688	683
Negotiable instruments	930	886
Accrued employee compensation and benefits	2,303	2,085
Accounts payable and accrued expenses	2,138	1,486
Other	2,177	2,122
Total	$ 18,223	$ 15,275